OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  April 30, 2010
                                                     Estimated average burden
                                                     hours per response.....
                                                     10.5

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21654


                   	Pioneer Floating Rate Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                        Pioneer Floating Rate Trust
                         SCHEDULE OF INVESTMENTS 2/28/10 (unaudited)

     Principal
     Amount
     USD ($)                                                           Value ($)
                        COLLATERALIZED LOAN OBLIGATIONS  - 1.6%  of Net Assets
                        Banks - 1.6%
                        Diversified Banks - 0.5%
     1,000,000 (a)(b)(c)Primus, Ltd., 2007-2A D, 2.651%, 7/15/21 (144  147,510
     1,000,000 (a)(b)   Rampart, Ltd., 2006-1A, 3.801%, 4/18/21 (144A  613,360
     951,289   (a)(b)   Stanfield McLaren, Ltd., 2007-1A B2L, 4.752%,  662,925
                                                                      1,423,795
                        Thrifts & Mortgage Finance - 1.1%
     1,000,000 (a)(b)   ACA, Ltd. 2007-1A D, 2.601%, 6/15/22 (144A)    561,540
     1,000,000 (a)(b)   Goldman Sachs Asset Management, Plc, 2007-1A   594,570
     1,013,186 (a)(b)   Gulf Stream Sextant, Ltd., 2007-1A D, 2.653%,  592,683
     1,000,000 (a)(b)   Landmark CDO, Ltd., 2007-9A E, 3.751%, 4/15/2  454,430
     2,000,000 (a)(b)   Stone Tower, Ltd., 2007-6A C, 1.601%, 4/17/21 1,000,000
                                                                      3,203,223
                        Total Banks                                   4,627,018
                        TOTAL COLLATERALIZED LOAN OBLIGATIONS
                        (Cost $6,285,819)                             4,627,018

                       SENIOR SECURED FLOATING RATE LOAN INTERESTS  - 139.9%*
                        Energy - 5.7%
                        Oil & Gas Drilling - 2.2%
     2,184,684          Big West Oil LLC, Delayed Advance Term Loan,  2,157,375
     1,737,816          Big West Oil LLC, Initial Advance Term Loan,  1,716,094
     1,300,000          Big West Oil LLC, Term Loan, 9.5%, 1/30/15    1,261,000
     942,442   (a)(d)(e)TARH E&P Holdings, L.P., First Lien Second Ou  942,442
     371,360   (a)(d)(e)TARH E&P Holdings, L.P., Second Lien Debt Ter  352,792
                                                                      6,429,703
                        Oil & Gas Equipment & Services - 2.3%
     2,120,274          Coffeyville Resources LLC, Tranche D Term Loa 2,145,011
     4,490,749 (a)(d)   Value Creation, Inc., Term Loan, 12.5%, 3/31/ 4,681,606
                                                                      6,826,617
                        Oil & Gas Exploration & Production - 0.9%
     2,055,208 (a)(c)(e)Crusader Energy Group, Inc., Second Lien Term     0
     1,000,000          Targa Resources, Inc., Term Loan, 6.0%, 7/5/1 1,005,000
     1,612,942          VenoCo., Inc., Second Lien Term Loan, 4.25%,  1,507,093
                                                                      2,512,093

                        Oil & Gas Storage & Transportation - 0.3%
     1,023,695          Atlas Pipeline Partners, L.P., Term Loan, 6.7 1,021,775
                        Total Energy                                  16,790,188

                        Materials - 8.4%
                        Commodity Chemicals - 0.5%
     1,500,000          Celanese US Holdings LLC, Term Loan, 7.099%,  1,444,087

                        Diversified Chemicals - 4.0%
     383,573            Ashland, Inc., Term B Borrowing, 7.65%, 5/13/  389,127
     250,000            Huntsman International LLC, New Dollar Term L  237,365
     10,959,148         Solutia, Inc., Term Loan, 7.25%, 2/28/14      11,135,272
                                                                      11,761,764
                        Specialty Chemicals - 1.4%
     3,500,000          Chemtura Corp., Facility Term Loan, 6.0%, 2/1 3,521,875
     746,250            Nalco Co., Term Loan, 6.5%, 5/13/16            754,459
                                                                      4,276,334
                        Construction Materials - 0.5%
     1,500,000          Summit Materials, Term Loan, 6.75%, 7/7/14    1,503,750

                        Paper Packaging - 1.7%
     756,195            Graham Packaging Co., L.P., Term Loan B., 2.5  748,841
     818,063            Graham Packaging Co., L.P., Term Loan C, 6.75  824,821
     1,780,401          Graphic Packaging International, Inc., Increm 1,751,593
     1,700,000          Smurfit-Stone Container Enterprises, Inc., Ex 1,692,549
                                                                      5,017,804
                        Aluminum - 0.3%
     1,000,000          Noranda Aluminum Acquisition Corp., Term Loan  878,333
                                                                       878,333
                        Total Materials                               24,882,072

                        Capital Goods - 7.0%
                        Aerospace & Defense - 2.2%
     487,429            Aeroflex, Inc., Tranche B-2 Term Loan, 4.0%,   457,372
     1,629,714          BE Aerospace, Inc., Tranche B Term Loan, 5.75 1,646,302
     757,268            DAE Aviation Holdings, Inc., Tranche B-1 Term  708,046
     1,675,790          Hunter Defense Technologies, Inc., Term Loan, 1,554,295
     911,148   (d)      IAP Worldwide Services, Inc., First Lien Term  815,478
     738,952            Standard Aero, Ltd., Tranche B-2 Term Loan, 4  690,920
     175,000            TASC, Inc., Tranche A Term Loan, 5.5%, 12/18/  176,240
     325,000            TASC, Inc., Tranche B Term Loan, 5.75%, 12/18  328,114
                                                                      6,376,767
                        Building Products - 2.2%
     5,691,518 (a)(c)(d)Atrium Companies, Inc., Closing Date Term Loa 5,150,823
     1,282,982          Custom Building Products, Inc., First Lien Te 1,242,888
                                                                      6,393,711
                        Construction & Engineering - 0.5%
     1,505,630          URS Corp., Tranche B Term Loan, 2.479%, 5/15/ 1,501,622

                        Industrial Conglomerates - 0.3%
     989,744            Kansas City Southern Railway Co., Advance Ter  966,650

                        Construction & Farm Machinery & Heavy Trucks - 1.8%
     1,500,000          Bucyrus International, Inc., Tranche C U.S. D 1,511,709
     2,955,176          Manitowoc Co., Inc., Term Loan B, 7.5%, 11/6/ 2,951,482
     868,601            Oshkosh Truck Corp., Term Loan B, 6.25% - 6.2  871,315
                                                                      5,334,506
                        Total Capital Goods                           20,573,256

                        Commercial & Professional Services - 5.3%
                        Commercial Printing - 0.8%
     40,205             Cenveo Corp., Delayed Draw Term Loan, 4.753%,   40,274
     1,408,199          Cenveo Corp., Facility Term Loan C, 4.753%, 6 1,410,620
     747,292            World Color Press, Inc. & World Color (USA) C  757,879
                                                                      2,208,773
                        Diversified Commercial & Professional Services - 2.1%
     970,000            Aramark Canada, Ltd., Canadian Term Loan, 2.1  923,925
     5,647,454          Cydcor, Inc., First Lien Tranche B Term Loan, 5,287,429
                                                                      6,211,354
                        Environmental & Facilities Services - 1.1%
     1,750,000          Advanced Disposal Services, Inc., Term Loan B 1,758,750
     1,100,000          Brickman Group Holdings, Inc., Tranche B Term 1,051,875
     422,875            Casella Waste Systems, Inc., Term Loan B, 7.0  427,104
                                                                      3,237,729
                        Diversified Support Services - 1.0%
     890,069            Allied Security Holdings LLC, Term Loan, 6.75  900,639
     398,974            Iron Mountain, Inc., Initial Term Loan, 1.5%,  387,005
     1,750,000          Language Line LLC, Tranche B Term Loan, 5.5%, 1,760,937
                                                                      3,048,581
                        Security & Alarm Services - 0.3%
     997,500            Protection One Alarm Monitoring, Inc., Tranch  964,665
                        Total Commercial & Professional Services      15,671,102

                        Transportation - 3.2%
                        Airlines - 1.7%
     980,000            Delta Airlines, Inc., Credit-Linked Deposit L  922,016
     472,727            Delta Airlines, Inc., Second Lien Term Loan,   403,473
     897,750            Delta Airlines, Inc., Term Loan, 8.75%, 9/27/  906,503
     3,650,000          US Airways Group, Inc., Term Loan, 2.729%, 3/ 2,788,341
                                                                      5,020,333
                        Marine - 0.4%
     1,437,500          Horizon Lines LLC, Term Loan, 3.26%, 8/8/12   1,214,688

                        Trucking - 0.6%
     1,067,819 (c)(d)   Gainey Corp., Term Loan, 12.5%, 4/20/12        293,650
     512,360            SIRVA Worldwide, Inc., Revolving Credit Loan,  283,079
     2,463,211 (d)      SIRVA Worldwide, Inc., Second Lien Term Loan,  338,692
     1,080,571          SIRVA Worldwide, Inc., Term Loan, 10.25% - 13  702,371
                                                                      1,617,792
                        Airport Services - 0.5%
     1,713,689          AWAS Capital, Inc., First Lien Term Loan, 2.0 1,602,299
                        Total Transportation                          9,455,112

                        Automobiles &  Components - 6.4%
                        Auto Parts & Equipment - 3.3%
     2,878,981          Allison Transmission, Inc., Term Loan, 2.98%  2,650,462
     37,495    (c)      Cooper-Standard Automotive Canada, Ltd., Cana   37,111
     32,045    (c)      Cooper-Standard Automotive Canada, Ltd., Tran   31,717
     97,713    (c)      Cooper-Standard Automotive Canada, Ltd., Tran   96,712
     40,695    (c)      Cooper-Standard Automotive, Inc., Multicurren   40,278
     244,083   (c)      Cooper-Standard Automotive, Inc., Tranche C T  241,581
     271,324   (c)      Cooper-Standard Automotive, Inc., Tranche D T  268,543
     134,653   (c)      Cooper-Standard Automotive, Inc., Tranche E T  133,273
     75,733    (c)      Cooper-Standard Automotive, Inc., U.S. Revolv   74,957
     592,635            Federal-Mogul Corp., Tranche B Term Loan, 2.1  520,408
     302,365            Federal-Mogul Corp., Tranche C Term Loan, 2.1  265,514
     3,889,710          Key Safety Systems, Inc., First Lien Term Loa 3,080,164
     1,687,500          Lear Corp., Delayed Draw Term Loan, 7.5%, 11/ 1,696,148
     500,000            TRW Automotive Inc., Tranche B-3 Term Loan, 5  502,292
                                                                      9,639,160

                        Automobile Manufacturers - 3.1%
     9,687,108          Ford Motor Co., Tranche B-1 Term Loan, 3.24%  9,099,159
                        Total Automobiles & Components                18,738,319

                        Consumer Durables & Apparel - 1.0%
                        Homebuilding - 0.5%
     2,369,368 (c)(d)   Ginn LA Conduit Lender, Inc., First Lien Tran  195,473
     5,077,235 (c)(d)   Ginn LA Conduit Lender, Inc., First Lien Tran  418,872
     1,000,000 (a)(c)(g)WAICCS Las Vegas 3 LLC, First Lien Term Loan, 300,000 4,500,000 (a)(c)(g)WAICCS Las Vegas 3 LLC, Second Lien Term Loan 455,625
                                                                      1,369,970
                        Housewares & Specialties - 0.2%
     502,009            Jarden Corp., Term Loan B-3, 2.751%, 1/24/12   499,552

                        Apparel, Accessories & Luxury Goods - 0.3%
     1,000,000          Hanesbrands, Inc., New Term Loan, 5.25%, 12/1 1,013,036
                        Total Consumer Durables & Apparel             2,882,558

                        Consumer Services - 5.4%
                        Casinos & Gaming - 1.3%
     5,000,000 (a)(c)   Fontainebleau Florida Hotel LLC, Tranche C Te 1,650,000
     563,337   (c)      Fontainebleau Las Vegas LLC, Delayed Draw Ter  111,259
     1,126,673 (c)      Fontainebleau Las Vegas LLC, Initial Term Loa  222,518
     1,200,000          Harrah's Operating Co., Inc., Term Loan B-4,  1,202,000
     715,085            Penn National Gaming, Inc., Term Loan B, 1.98  702,750
                                                                      3,888,527
                        Hotels, Resorts & Cruise Lines - 0.4%
     1,190,445          Yellowstone Mountain Club LLC, Senior First L 1,178,540

                        Leisure Facilities - 1.4%
     2,500,000          Cedar Fair, LP Term Loan B, 3.75%, 4/1/16     2,500,390
     12,111    (c)(d)   Lake at Las Vegas Joint Venture, Mezzanine Lo    424
     587,649   (a)(c)   Lake at Las Vegas Joint Venture, Revolving Cr   11,263
     6,402,380 (a)(c)(d)Lake at Las Vegas Joint Venture, Term Loan, 1  122,714
     1,765,105 (d)      Lake at Las Vegas Joint Venture, Debtor in Po  617,787
     750,000            Universal City Development Partners, Ltd., Te  756,563
                                                                      4,009,141
                        Education Services - 0.6%
     1,795,443          Bright Horizons Family Solutions, Inc., Tranc 1,804,420

                        Specialized Consumer Services - 1.7%
     1,017,765          Adesa, Inc., Initial Term Loan, 2.98%, 10/21/  985,960
     165,170            Travelport LLC, Incremental Term Loan C, 10.5  166,340
     3,910,021          Web Service Co., LLC, Term Loan, 7.0%, 8/28/1 3,912,465
                                                                      5,064,765
                        Total Consumer Services                       15,945,393

                        Media - 26.9%
                        Advertising - 0.5%
     1,475,380          Lamar Media Corp., Incremental Term Loan Seri 1,471,692

                        Broadcasting - 9.8%
     2,652,051          Discovery Communications Holding, LLC, Term L 2,676,914
 AUD 16,466,037         SMG H5 Pty, Ltd., Facility Term Loan A, 5.731 13,363,015
     11,115,966         Univision Communications, Inc., Initial Term  9,620,524
     3,769,895 (a)(c)   Young Broadcasting, Inc., Term Loan, 4.75%, 1 3,107,023
                                                                      28,767,476
                        Cable & Satellite - 12.0%
     19,591,675(a)(c)(d)Broadstripe LLC, First Lien Term Loan, 9.25%, 9,795,837
     1,428,203 (a)(c)(d)Broadstripe LLC, Revolver Credit Loan, 8.87%   714,102
     9,731,809          Cequel Communications LLC, Term Loan, 2.249%  9,260,089
     4,937,028          Charter Communications Operating LLC, New Ter 4,621,250
     6,600,274          Knology, Inc., Term Loan, 2.479%, 6/30/12     6,402,266
     4,863,250          WideOpenWest Finance LLC, First Lien Term Loa 4,506,613
                                                                      35,300,157
                        Movies & Entertainment - 3.8%
     2,380,607          Alpha Topco, Ltd., Facility Term Loan B-1, 2. 2,140,761
     1,608,032          Alpha Topco, Ltd., Facility Term Loan B-2, 2. 1,446,023
     1,500,000          Carmike Cinemas, Inc., Initial Term Loan, 5.5 1,499,532
     1,563,966          Lodgenet Entertainment Corp., Closing Date Te 1,457,616
     7,734,045 (c)      Metro-Goldwyn-Mayer, Inc., Tranche B Term Loa 4,694,805
                                                                      11,238,737
                        Publishing - 0.8%
 EURO935,574            Mediannuaire Holding, Term Loan B-2, 2.964%,   924,389
 EURO935,574            Mediannuaire Holding, Term Loan C, 3.464%, 10  924,389
     3,500,000 (c)      Penton Media Holdings, Inc., Second Lien Term  525,000
                                                                      2,373,778
                        Total Media                                   79,151,840

                        Retailing - 5.7%
                        Distributors - 0.9%
     14,944,776(a)(c)(d)Home Interiors & Gifts, Inc., Proof of Claims 2,615,336

                        Catalog Retail - 0.2%
     554,615            QVC, Inc., Tranche 2-W Term Loan, 3.749%, 10/  555,295

                        General Merchandise Stores - 2.3%
     2,841,135          Dollar General Corp., Tranche B-1 Term Loan,  2,763,990
     4,268,478          Dollar General Corp., Tranche B-2 Term Loan,  4,120,682
                                                                      6,884,672

                        Oil & Gas - 0.6%
     1,700,000          Pilot Travel Centers LLC, Term Loan B, 3.5%,  1,715,021

                        Specialty Stores - 1.7%
     967,414            Sally Holdings LLC, Term Loan B, 2.48%, 11/16  953,076
     4,180,100          Toys R Us - Delaware, Inc., Tranche B Term Lo 4,181,830
                                                                      5,134,906
                        Total Retailing                               16,905,230

                        Food & Staples Retailing - 2.1%
                        Drug Retail - 0.5%
     1,400,000          Rite Aid Corp., Tranche 4 Term Loan, 9.5%, 6/ 1,459,850

                        Food Retail - 1.6%
     4,875,000          Pinnacle Foods Finance LLC, Term Loan, 2.979% 4,601,459
                        Total Food & Staples Retailing                6,061,309

                        Food, Beverage & Tobacco - 2.8%
                        Distillers & Vintners - 0.4%
     363,391            Constellation Brands, Inc., Extending Tranche  360,114
     736,609            Constellation Brands, Inc., Non-Extending Tra  739,823
                                                                      1,099,937
                        Agricultural Products - 0.5%
     1,500,000          Wm. Bolthouse Farms, Inc., First Lien Term Lo 1,503,124

                        Packaged Foods & Meats - 1.9%
     992,347            Dean Foods Co., Tranche B Term Loan, 1.615% -  956,126
     260,245            Dole Food Co., Inc., Credit-Linked Deposit Lo  260,245
     309,108            Dole Food Co., Inc., Tranche B Term Loan, 8.0  309,108
     220,588            Dole Food Co., Inc., Tranche B-1 Term Loan, 3  221,278
     931,627            Dole, Ltd., Tranche C Term Loan, 8.0%, 4/12/1  931,627
     529,412            Dole, Ltd., Tranche C-1 Term Loan, 3.25%, 2/1  531,066
     2,540,730          Sturm Foods, Inc., Initial First Lien Term Lo 2,542,846
                                                                      5,752,296
                        Total Food, Beverage & Tobacco                8,355,357

                        Household & Personal Products - 4.7%
                        Household Products - 3.6%
     2,486,039          Central Garden & Pet Co., Tranche B Term Loan 2,365,466
     1,700,000          JohnsonDiversey, Inc., Tranche B Dollar Term  1,717,000
     1,400,000          Reynolds Group Holdings, Inc., U.S. Term Loan 1,413,825
     4,125,841 (d)      Spectrum Brands, Inc., Dollar Term Loan B, 8. 4,130,999
     210,397            Spectrum Brands, Inc., LC Loan, 1.5%, 6/30/12  210,660
     1,032,010          Yankee Candle Co., Inc., Term Loan, 2.23% - 2  994,599
                                                                      10,832,549
                        Personal Products - 0.9%
     977,444   (a)      Appleseed's Intermediate Holdings, Inc., Firs  464,286
     2,500,000          Revlon Consumer Products Corp., Term Loan, 4. 2,474,805
                                                                      2,939,091
                        Total Household & Personal Products           13,771,640

                        Health Care Equipment & Services - 12.2%
                        Health Care Equipment & Services - 1.4%
     714,286            Fenwal, Inc., First Lien Delayed Draw Term Lo  625,000
     4,167,857          Fenwal, Inc., Initial First Lien Term Loan, 2 3,646,875
                                                                      4,271,875

                        Health Care Supplies - 2.9%
     464,930            Bausch & Lomb, Inc., Delayed Draw Term Loan,   446,979
     1,914,539          Bausch & Lomb, Inc., Parent Term Loan, 3.501% 1,840,617
     2,823,229          Biomet, Inc., Dollar Term Loan, 3.229% - 3.25 2,741,901
     150,564            CCS Medical, Inc., Debtor in Possession Term   150,564
     5,163,713 (c)      CCS Medical, Inc., First Lien Term Loan, 4.35 3,472,597
                                                                      8,652,658
                        Health Care Services - 3.2%
     750,000            Alliance HealthCare Services, Initial Term Lo  748,829
     1,500,000          Butler Animal Health Supply LLC, Term Loan, 5 1,511,250
     1,069,076          Fresenius SE, Tranche B-1 Term Loan, 6.75%, 9 1,079,099
     2,923,664          LifeCare Holdings, Term Loan, 4.5%, 8/10/12   2,550,897
     1,016,396 (d)      Medical Staffing Network, Inc., Second Lien T  533,608
     1,920,000          RehabCare Group, Inc., Term Loan B, 6.0%, 11/ 1,921,200
     1,000,000          Rural/Metro Operating Co., LLC, Term Loan, 7. 1,003,125
                                                                      9,348,008
                        Health Care Facilities - 4.0%
     56,563             CHS/ Community Health Systems, Inc., Delayed    52,971
     1,106,643          CHS/ Community Health Systems, Inc., Term Loa 1,036,371
     10,813,450         HCA, Inc., Tranche B-1 Term Loan, 2.501%, 11/ 10,282,607
     302,147            Psychiatric Solutions, Inc., Term Loan, 2.002  294,215
                                                                      11,666,164
                        Managed Health Care - 0.7%
     899,355            Aveta, Inc., MMM Original Term Loan, 5.48%, 8  882,117
     133,603            Aveta, Inc., NAMM New Term Loan, 5.48%, 8/22/  131,043
     240,747            Aveta, Inc., NAMM Original Term Loan, 5.48%,   236,133
     737,042            Aveta, Inc., PHMC Acquisition Term Loan, 5.48  722,915
                                                                      1,972,208
                        Total Health Care Equipment & Services        35,910,913

                        Pharmaceuticals & Biotechnology & Life Sciences - 5.5%
                        Biotechnology - 0.8%
     365,000            Warner Chilcott Co., Inc., Term Loan B-3, 5.7  365,937
     722,034            Warner Chilcott Co., LLC, Term Loan A, 5.5%,   723,523
     794,237            Warner Chilcott Co., LLC, Term Loan B-2, 5.75  795,454
     361,017            Warner Chilcott Corp., Term Loan B-1, 5.75%,   361,570
                                                                      2,246,484
                        Pharmaceuticals - 4.7%
     575,924            Fresenius SE, Tranche B-2 Term Loan, 6.75%, 9  581,323
     305,135            Graceway Pharmaceuticals LLC, First Lien Term  219,697
     2,000,000          Graceway Pharmaceuticals LLC, Mezzanine Loan,  350,000
     12,844,551         Mylan, Inc., U.S. Tranche B Term Loan, 3.5% - 12,728,590
                                                                      13,879,610
                        Total Pharmaceuticals & Biotechnology & Life  16,126,094

                        Diversified Financials - 0.6%
                        Specialized Finance - 0.6%
     1,920,181          Collect Acquisition Corp., Advance Term Loan  1,907,781

                        Consumer Finance - 0.0%
     6,809              Dollar Financial Corp., Canadian Borrower Ter   6,616
     5,007              Dollar Financial Corp., Delayed Draw Term Loa   4,865
                                                                        11,481
                        Total Diversified Financials                  1,919,262

                        Insurance - 1.7%
                        Insurance Brokers - 1.7%
     847,875            HUB International, Ltd., Additional Term Loan  839,662
     861,964            HUB International, Ltd., Delayed Draw Term Lo  795,432
     3,125,933          HUB International, Ltd., Initial Term Loan, 2 2,884,652
     498,750            USI Holdings Corp., New Term Loan Series C, 7  485,867
                                                                      5,005,613
                        Multi-Line Insurance - 0.0%
     148,855            AMWINS Group, Inc., Initial Term Loan, 2.76%,  138,993
                        Total Insurance                               5,144,606

                        Real Estate - 1.3%
                        Diversified Real Estate Investment Trust - 1.3%
     5,000,000          Spirit Finance Corp., Term Loan, 3.249%, 8/1/ 3,925,000
                        Total Real Estate                             3,925,000

                        Software & Services - 14.0%
                        IT Consulting & Other Services - 4.8%
     937,886            Activant Solutions, Inc., Term Loan, 2.25% -   896,854
     4,534,884          Keane International, Inc., Closing Date Term  4,240,116
     348,837            Keane International, Inc., Synthetic LC Loan,  326,163
     4,937,500          SunGard Data Systems, Inc., Incremental Term  4,983,172
     3,683,176          SunGard Data Systems, Inc., Tranche A U.S. Te 3,547,934
                                                                      13,994,239
                        Data Processing & Outsourced Services - 1.4%
     2,020,899          DTN, Inc., Tranche C Term Loan, 5.227% - 7.0% 1,965,324
     992,386            First Data Corp., Initial Tranche B-2 Term Lo  868,269
     1,188,927          Lender Processing Services, Inc., Term Loan B 1,189,917
                                                                      4,023,510
                        Application Software - 1.9%
     1,602,258          Nuance Communications, Inc., Term Loan, 2.23% 1,548,975
     3,531,739          Serena Software, Inc., Term Loan, 2.257%, 3/1 3,306,591
     931,279            Verint Systems, Inc., Term Loan, 3.48%, 5/25/  884,715
                                                                      5,740,281
                        Systems Software - 5.9%
     1,250,000          Allen Systems Group, Inc., First Lien Term Lo 1,259,766
     2,334,269          Applied Systems, Inc., Term Loan, 2.729%, 9/2 2,229,227
     2,324,507          Infor Enterprise Solutions Holdings, Inc., De 2,174,867
     2,925,000          Infor Enterprise Solutions Holdings, Inc., Do 2,654,437
     4,455,304          Infor Enterprise Solutions Holdings, Inc., In 4,168,494
     1,466,667          Infor Enterprise Solutions Holdings, Inc., Se 1,173,333
     2,533,333          Infor Enterprise Solutions Holdings, Inc., Se 2,064,667
     665,334            Macrovision Solutions Corp., Term Loan, 6.0%,  668,660
     1,000,000          Vangent, Inc., Term Loan, 2.48% - 2.51%, 2/14  955,000
                                                                      17,348,451
                        Total Software & Services                     41,106,481

                        Technology Hardware & Equipment - 3.3%
                        Communications Equipment - 0.8%
     868,732            CommScope, Inc., Term Loan B, 2.729% - 4.75%,  859,269
     1,500,000          TowerCo Finance LLC, Term Loan, 6.0%, 11/24/1 1,515,000
                                                                      2,374,269
                        Electronic Equipment & Instruments - 1.0%
     611,111            H3C Holdings, Ltd., Tranche B Term Loan, 3.63  592,778
     1,151,542          Itron, Inc., Dollar Term Loan, 3.98%, 4/18/14 1,148,663
     1,543,513          Scitor Corp., Term Loan, 4.48%, 9/26/14       1,366,009
                                                                      3,107,450
                        Electronic Components - 0.4%
     36,285             Flextronics International, Ltd., A-1-B Delaye   34,440
     1,154,601          Flextronics International, Ltd., A-3 Delayed  1,104,087
                                                                      1,138,527
                        Electronic Manufacturing Services - 1.1%
     1,730,570          Baldor Electric Co., Term Loan, 5.25%, 1/31/1 1,741,040
     749,889            FCI USA, Inc., Facility Term Loan B-1, 3.617%  703,958
     749,889            FCI USA, Inc., Facility Term Loan B-5-B, 3.61  703,958
                                                                      3,148,956
                        Total Technology Hardware & Equipment         9,769,202

                        Telecommunication Services - 11.0%
                        Alternative Carriers - 2.0%
     6,500,000          Level 3 Financing, Inc., Tranche A Term Loan, 5,881,148

                        Integrated Telecommunication Services - 6.6%
 EURO752,152            Amsterdamse Beheer-EN Consultingmaatschappij   997,503
 EURO390,705            Amsterdamse Beheer-EN Consultingmaatschappij   518,153
 EURO1,142,857          Amsterdamse Beheer-EN Consultingmaatschappij  1,515,657
 EURO857,143            Amsterdamse Beheer-EN Consultingmaatschappij  1,136,742
 EURO857,143            Amsterdamse Beheer-EN Consultingmaatschappij  1,136,742
     1,000,000          Hargray Acquisition Co., Second Lien Term Loa  850,000
     1,915,102          Integra Telecom Holdings, Inc., First Lien Te 1,923,481
     3,983,117          Telesat Canada, U.S. Term I Loan, 3.24%, 10/3 3,891,362
     342,116            Telesat Canada, U.S. Term II Loan, 3.24%, 10/  334,235
     748,072            Time Warner Telecom Holdings, Inc., Term Loan  732,122
     1,289,573          West Corp., Term Loan B-2, 2.604% - 2.624%, 1 1,249,475
 EURO1,500,000          Wind Telecomunicazione S.p.A., Facility Term  1,986,108
 EURO1,500,000          Wind Telecomunicazione S.p.A., Facility Term  1,986,108
     1,177,887          Windstream Corp., Tranche B-2 Term Loan, 3.01 1,146,967
                                                                      19,404,655
                        Wireless Telecommunication Services - 2.4%
     7,280,694          MetroPCS Wireless, Inc., Tranche B Term Loan, 7,041,035
                        Total Telecommunication Services              32,326,838

                        Utilities - 5.7%
                        Electric Utilities - 4.8%
     2,971,040 (h)      Bosque Power Co. LLC, Term Loan, 5.489%, 1/16 2,260,465
     1,754,777          Coleto Creek Power, L.P., First Lien Syntheti 1,595,750
     3,370,991          Coleto Creek Power, L.P., First Lien Term Loa 3,065,495
     4,825,000          Coleto Creek Power, L.P., Second Lien Term Lo 3,956,500
     881,057   (a)(d)(e)GBGH LLC, First Lien Term Loan, 4.0%, 6/9/13   411,013
     282,485   (a)(d)(e)GBGH, LLC, Second Lien Term Loan, 12.0%, 6/9/   2,825
     3,430,445          Texas Competitive Electric Holdings Co. LLC,  2,773,943
                                                                      14,065,991
                        Independent Power Producers & Energy Traders - 0.9%
     1,978,502          Calpine Corp., First Priority Term Loan, 3.13 1,864,857
     275,941            Mach Gen LLC, First Lien Synthetic LC Loan, 0  257,177
     273,514            NRG Energy, Inc., Credit-Linked Deposit Loan,  264,951
     465,537            NRG Energy, Inc., Term Loan, 1.981% - 2.001%,  450,963
                                                                      2,837,948
                        Total Utilities                               16,903,939
                         TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                        (Cost $477,679,903)                          412,315,711

                        CLAIMS - 0.0% of Net Assets
                        Capital Goods - 0.0%
                        Airlines - 0.0%
     1,200,000 (a)(e)(i)Northwest Airlines, Inc., ALPA Claim-Escrow,     826
     2,500,000 (a)(e)(i)Northwest Airlines, Inc., Bell Atlantic Claim   1,720
     2,500,000 (a)(e)(i)Northwest Airlines, Inc., EDC Claim-Escrow, 5   1,720
     2,130,600 (a)(e)(i)Northwest Airlines, Inc., Flight Attendant Cl   1,466
     1,500,000 (a)(e)(i)Northwest Airlines, Inc., GE Claim-Escrow, 2.   1,032
     1,264,500 (a)(e)(i)Northwest Airlines, Inc., IAM Claim-Escrow, 2    870
     1,404,900 (a)(e)(i)Northwest Airlines, Inc., Retiree Claim-Escro    966
                        Total Capital Goods                             8,600
                         TOTAL CLAIMS
                        (Cost $0)                                       8,600

                        CORPORATE NOTES - 15.0%  of Net Assets
                        Energy - 0.9%
                        Oil & Gas Exploration & Production - 0.9%
     2,500,000          Denbury Resources, Inc., 8.25%, 2/15/20       2,587,500
                        Total Energy                                  2,587,500

                        Materials - 0.8%
                        Paper Products - 0.8%
     1,750,000          Appleton Papers, Inc., 10.5%, 6/15/15 (144A)  1,618,750
     600,000            Cellu Tissue Holdings, Inc., 11.5%, 6/1/14     664,500
                        Total Materials                               2,283,250

                        Capital Goods - 1.2%
                        Aerospace & Defense - 0.8%
     550,000            DigitalGlobe, Inc., 10.5%, 5/1/14 (144A)       591,250
     1,850,000          Spirit AeroSystems, Inc., 7.5%, 10/1/17 (144A 1,831,500
                                                                      2,422,750
                        Construction & Farm Machinery & Heavy Trucks - 0.4%
     1,000,000          Manitowoc Co., Inc., 9.5%, 2/15/18             997,500
                        Total Capital Goods                           3,420,250

                        Automobiles &  Components - 0.9%
                        Auto Parts & Equipment - 0.1%
     127,932            Delphi International Holdings S.A.R.L, 12.0%,  127,932

                        Tires & Rubber - 0.8%
     3,000,000 (b)      American Tire Distributors, Inc., 6.501%, 4/1 2,475,000
                        Total Automobiles & Components                2,602,932

                        Consumer Durables & Apparel - 0.3%
                        Housewares & Specialties - 0.3%
     1,000,000          Jarden Corp., 8.0%, 5/1/16                    1,045,000
                        Total Consumer Durables & Apparel             1,045,000

                        Retailing - 0.6%
                        Catalog Retail - 0.6%
     1,825,000          QVC, Inc., 7.5%, 10/1/19 (144A)               1,847,813
                        Total Retailing                               1,847,813

                        Pharmaceuticals & Biotechnology & Life Sciences - 9.1%
                        Biotechnology - 1.6%
     3,863,129 (a)      Fosamprenavir Pharma, 15.5%, 6/15/18 (144A)   3,554,079
     2,884,444 (a)(b)(d)Molecular Insight Pharmaceuticals, Inc., 9.23 1,298,000
                                                                      4,852,079
                        Pharmaceuticals - 7.5%
     15,000,000(a)      Azithromycin Royalty Sub LLC, 16.0%, 5/15/19  11,550,000
     11,482,524(a)(d)   Celtic Pharma Phinco B.V., 17.0%, 6/15/12 (14 6,889,514
     840,000   (a)      Pharma V, 13.0%, 10/15/13 (144A)               806,400
     639,101   (a)(b)(d)Pharma VI, 5.501%, 10/15/14 (144A)             543,236
     1,209,357 (a)(d)   Pharma X, 15.5%, 3/30/17 (144A)               1,027,953
     1,500,000 (a)(d)   TCD Pharma, 16.0%, 4/15/24 (144A)             1,320,000
                                                                      22,137,103
                        Total Pharmaceuticals & Biotechnology & Life  26,989,182

                        Diversified Financials - 0.3%
                        Consumer Finance - 0.1%
     200,000            Capital One Financial Corp., 7.375%, 5/23/14   229,268

                        Asset Management & Custody Banks - 0.2%
     530,000            Janus Capital Group, Inc., 6.25%, 6/15/12      531,000
                        Total Diversified Financials                   760,268

                        Insurance - 0.5%
                        Reinsurance - 0.5%
     250,000   (b)      Muteki, Ltd., 4.65%, 5/24/11 (144A)            244,625
     500,000   (b)      Mystic Re, Ltd., 10.252%, 6/7/11 (144A)        511,750
     600,000   (b)      Residential Reinsurance 2008, Ltd., 7.002%, 6  607,380
                        Total Insurance                               1,363,755

                        Real Estate - 0.3%
                        Specialized Real Estate Investment Trusts - 0.3%
     750,000            Hospitality Properties Trust, 7.875%, 8/15/14  805,446

                        Diversified Real Estate Activities - 0.0%
     150,000            WEA Finance LLC, 7.5%, 6/2/14 (144A)           169,413
                        Total Real Estate                              974,859

                        Telecommunication Services - 0.1%
                        Integrated Telecommunication Services - 0.1%
     300,000            Frontier Communications Corp., 8.25%, 5/1/14   308,250
                        Total Telecommunication Services               308,250
                         TOTAL CORPORATE NOTES
                        (Cost $53,497,823)                            44,183,059

                        COMMON STOCK - 4.2% of Net Assets
                        Energy - 0.0%
                        Oil & Gas Drilling - 0.0%
     138       (a)(e)(i)TARH E&P Holdings GP, LLP Class A Membership      1
     130,056   (a)(e)(i)TARH E&P Holdings LP, Class A Partnership Int   1,301
                        Total Energy                                    1,302


                        Materials - 0.7%
                        Commodity Chemicals - 0.6%
     136,965   (i)      Georgia Gulf Corp.                            1,954,490

                        Diversified Chemicals - 0.1%
     20,650    (e)(i)   Panda Herford Ethanol LP                       206,500
                        Total Materials                               2,160,990

                        Transportation - 0.1%
                        Airlines - 0.0%
     4,866     (i)      Delta Airlines, Inc.                            62,869

                        Trucking - 0.1%
     12,887    (i)      SIRVA Worldwide, Inc.                          193,305
                        Total Transportation                           256,174

                        Automobiles & Components - 3.3%
                        Auto Parts & Equipment - 3.3%
     829       (i)      Delphi DIP Holdco LLP, Class B Subscription   9,813,287
                        Total Automobiles & Components                9,813,287

                        Media - 0.1%
                        Broadcasting - 0.1%
     5,325     (i)      Charter Communications, Inc.                   158,419
                        Total Media                                    158,419

                        Utilities - 0.0%
                        Electric Utilities - 0.0%
     1,589     (e)(i)   GBGH, LLC Membership Interest                     16
                        Total Utilities                                   16
                        TOTAL COMMON STOCK
                        (Cost $8,732,251)                            12,390,188

                        LIQUIDATING TRUST - 0.0% of Net Assets
                        Consumer Services - 0.0%
                        Hotels, Resorts & Cruise Lines - 0.0%
     3,377,886 (e)(i)   Yellowstone Mountain Club LLC, Liquidating Tr     0
                        TOTAL LIQUIDATING TRUST
                        (Cost $0)                                         0

                        WARRANTS - 0.0% of Net Assets
                        Energy - 0.0%
                        Oil & Gas Equipment & Services - 0.0%
     213,605   (a)(e)(i)Value Creation, Inc., Exp. 1/29/14                0
                        Total Energy                                      0

                        Telecommunication Services - 0.0%
                        Integrated Telecommunication Services - 0.0%
     400,000   (a)(i)   Clearwire Corp., Exp. 8/15/10 (144A)             400
                        Total Telecommunication Services                 400
                        TOTAL WARRANTS
                        (Cost $956,752)                                  400

                        TEMPORARY CASH INVESTMENTS - 1.9% of Net Assets
                        Repurchase Agreements - 1.9%
     5,600,000          BNP Paribas, 0.12%, dated 2/26/10, repurchase price of
$5,600,000 plus accrued
                        interest on 3/1/10 collateralized by the following:
                            $1,988,285 Federal Home Loan Mortgage Corp.,
                               2.614% - 6.811%, 4/1/33 - 12/1/37
                            $3,723,715 Federal National Mortgage Association
                               (ARM), 1.881% - 6.342%, 6/1/17 - 12/1/ 5,600,000
                        TOTAL TEMPORARY CASH INVESTMENTS
                        (Cost $5,600,000)                             5,600,000

                        TOTAL INVESTMENTS IN SECURITIES - 162.6%
                        (Cost $552,752,548)(j)                     479,124,976
                        OTHER ASSETS AND LIABILITIES - (0.7)%       (2,005,099)
                        PREFERRED SHARES AT REDEMPTION VALUE, INCLUDING
                        DIVIDENDS PAYABLE - (61.9)%               (182,482,039)
                        NET ASSETS APPLICABLE TO COMMON SHAREOWNERS 294,637,838

     * Floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
                        European banks, such as LIBOR (London InterBank Offered
Rate),
                        (ii) the prime rate offered by one or more major United States banks, commercial lenders.  The interest rate shown is the
                       (iii) the certificate of deposit (iv) other base lending rates used by coupon rate accruing at February 28, 2010.

     (144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2010, the value of these securities amounted to $48,398,753 or 16.4% of total net assets applicable to common shareowners.

     (a)                Indicates a security that has been deemed illiquid.
                        The aggregate cost of illiquid securities is $112,839,597.
                      The aggregate value$62,404,189 represents 21.2% of the
                        total net assets applicable to common shareowners.

     (b) Floating Rate Note. The rate shown is the coupon rate at February 28, 2010.

     (c)              Security is in default and is non-income producing.

     (d)                Represents a pay in kind security.

     (e)                Security is valued using fair value methods (other
                     than prices supplied by independent pricing services).

     (f)                Issuer in the process of reorganization.

     (g)                The company and agent bank are in the
                        process of negotiating forbearance.

     (h) On February 28, 2010, the security was not in default but defaulted after the period end.

     (i)                Non-income producing.

     (j) At February 28, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $553,114,688 was as follows:

                     Aggregate gross unrealized gain for all investments
                    in which there is an excess of value over tax $14,641,075

                      Aggregate gross unrealized loss for all investments
                     in which there is an excess of tax cost over(88,630,787)
                        Net unrealized loss                     ($73,989,712)

                        For financial reporting purposes net unrealized loss on
                        investments was $73,627,572 and cost of
                          investments aggregated $552,752,548.

                        Glossary of Terms:
                        LC- Letter of Credit

                        Principal amounts are denominated in U.S.
                        dollars unless otherwise noted.
                        AUD - Australian Dollar
                        EURO - Euro

                        For the period ended February 28, 2010, the Trust had unfunded loan commitment of  $2,340,721 which would be extended
                       at the option of the borrower, pursuant to the following loan agreements:
                                                                     Unfunded
Loan
                        Borrower                                     Commitment
                        Delphi Holdings LLP, Tranche A-1 Loan          $32,763
                        Delphi Holdings LLP, Tranche A-2 Loan           76,448
                        Delphi Holdings LLP, Tranche B-1A Loan         331,844
                        Delphi Holdings LLP, Tranche B-2A  Loan        774,303
                        SIRVA Worldwide, Inc., Revolving Credit Loan 1,125,363
                                                                    $2,340,721

                      Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels listed below.
                     Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
                    Level 1 - quoted prices in active markets for identical securities
                    Level 2 - other significant observable inputs (including quoted rices for similar securities, interest rates,
prepayment speeds,
                            credit risk, etc.)
                    Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of
investments)

                      The following is a summary of the inputs used as of February
                        28, 2010, in valuing the Trust's assets:

                                       Level 1    Level 2    Level 3     Total
Collateralized loan obligation           $0      $0       $4,627,018  $4,627,018
Senior flt rate loan (oil&gas drilling)   0  5,134,469     1,295,234   6,429,703
Senior flt rate loan (oil&gas exploration)0  2,512,093         0       2,512,093
Senior flt rate loan (cable & satellite)  0  24,790,218   10,509,939  35,300,157
Senior flt rate loan (electric utilities) 0  13,652,153     413,838   14,065,991
Senior flt rate loan (other industries)   0 354,007,767        0      54,007,767
Claims                                    0      0           8,600       8,600
Corporate notes (biotech)                 0      0         4,852,079   4,852,079
Corporate notes (pharmaceuticals)         0      0        22,137,103  22,137,103
Corporate notes (other industries)        0  17,193,877        0      17,193,877
Common stock (oil & gas drilling)         0                  1,302       1,302
Common stock (diversified chemicals)      0      0          206,500     206,500
Common stock (trucking)                   0   193,305          0        193,305
Common stock (auto parts & equip)         0  9,813,287         0       9,813,287
Common stock (electric utilities)         0      0            16          16
Common stock  (other industries    2,175,778    0             0       2,175,778
Liquidating trust                         0      0             0           0
Warrants                                  0     400            0         400
Temporary cash investments                0  5,600,000         0       5,600,000
Total                           $2,175,778 $432,897,569 $44,051,629 $479,124,976

Other Financial Instrumements           $0  ($453,798)       $0       ($453,798)

The following is a reconciliation of assets valued using significant unobservable inputs (level 3):

				            Change in    Net   Transfers
                               Balance as unrealized purchase in/(out)Balance as
			      of 11/30/09 app/(dep)  (sales)  Level 3 of 2/28/10
Collateralized loan oblig       $4,485,650   $142,814  ($1,446)  $0  $4,627,018
Senior flt rate loan(oil/gas drill)1,275,323    (605)   20,516    0   1,295,234
Senior flt rate loan(oil&gas expl)   0           0        0       0        0
Senior flt rate loan(cable & sat)10,509,939      0        0       0  10,509,939
Senior flt rate loan(electric utl) 413,755    (8,210)    8,293    0     413,838
Claims                             8,600         0        0       0      8,600
Corporate notes (biotech)        6,001,042 (1,005,230)(143,733)   0   4,852,079
Corporate notes (pharma)       21,965,041   (332,445)  504,507    0  22,137,103
Common stock (oil/gas drill)       1,302         0        0       0   1,302
Common stock (diversified chem)  206,500         0        0       0      206,500
Common stock (broadcasting)      206,250         0        0   (206,250)     0
Common stock (electric utl)           16         0        0       0        16
Liquidating trust                      0         0        0       0         0
Ending balance          45,073,418   ($1,203,676)$388,137 ($206,250) $44,051,629

*Transfers are calcuated beginning of period.


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Floating Rate Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 29, 2010

* Print the name and title of each signing officer under his or her signature.